Trade Receivables and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade Receivables And Other Receivables
Schedule of trade receivables
	December 31,
	2017	2018
	Thousand USD	Thousand USD
Open balances	81	1,233
Income receivables	13	80
	94	1,313

Schedule of other receivables
	December 31,
	2017	2018
	Thousand USD	Thousand USD
Government authorities	345	354
Prepaid expenses	228	205
Others	10	11
	583	570